Shareholders' equity and share-based payments - Earnings per share (Details)	12 Months Ended
	Dec. 31, 2021 $ / shares shares	Dec. 31, 2021 € / shares shares	Dec. 31, 2020 $ / shares shares	Dec. 31, 2020 € / shares shares	Dec. 31, 2019 $ / shares shares
Earnings per share in euros
Earnings per share (in dollars or Euros per share) | (per share)	$ 5.95	€ 5.03	$ (2.90)	€ (2.54)	$ 4.20
Diluted earnings per share (in dollars or Euros per share) | (per share)	$ 5.92	€ 5.01	$ (2.90)	€ (2.54)	$ 4.17
Common shares issued
Number of shares issued during the year (pro rated)
Common shares issued as of the beginning of the period	2,653,124,025	2,653,124,025	2,601,881,075	2,601,881,075	2,640,602,007
TotalEnergies shares held by TotalEnergies SE or by its subsidiaries and deducted from shareholders' equity	(24,392,703)	(24,392,703)	(15,474,234)	(15,474,234)	(32,473,281)
Exercise of TotalEnergies share subscription options					157,153
Final grant of TotalEnergies performance shares	3,810,430	3,810,430	2,154,064	2,154,064	2,140,576
Capital increase reserved for employees	6,177,333	6,177,333	7,689,476	7,689,476	5,860,947
Capital increase as payment of the scrip dividend			17,445,857	17,445,857	12,360,894
Buyback of treasury shares including:	(7,296,460)	(7,296,460)	(11,669,489)	(11,669,489)	(27,026,481)
Shares repurchased in during the fiscal year to cancel the dilution caused by the scrip dividend payment and within the framework of the share buyback program	(3,762,794)	(3,762,794)	(10,666,710)	(10,666,710)	(24,818,443)
Shares repurchased in during the fiscal year to cover for the stock options plans	(3,533,666)	(3,533,666)	(1,002,779)	(1,002,779)	(2,208,038)
WEIGHTED-AVERAGE NUMBER OF SHARES	2,631,422,625	2,631,422,625	2,602,026,749	2,602,026,749	2,601,621,815
Dilutive effect
Grant of TotalEnergies share subscription or purchase options					33,636
Grant of TotalEnergies performance shares	14,492,673	14,492,673			14,593,030
Capital increase reserved for employees	1,552,947	1,552,947			1,759,407
WEIGHTED-AVERAGE NUMBER OF DILUTED SHARES	2,647,468,245	2,647,468,245	2,602,026,749	2,602,026,749	2,618,007,888
Performance shares and capital increase reserved for employees with anti-dilutive effect			19,007,836	19,007,836